Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Aug. 04, 2018	Feb. 03, 2018
Percentages Of Net Sales By Product Line

The following table summarizes the percentage of net sales by category:

	Fiscal Year
	2015 % of Total	2016 % of Total	2017 % of Total
Edible Grocery	24%	25%	24%
Perishables	30%	29%	29%
Non-Edible Grocery	21%	22%	21%
General Merchandise	14%	14%	14%
Gasoline & Other Ancillary Services	11%	10%	12%

Accounting Standards Update 2014-09 [Member]
Summary of Impact of Adoption of Topic 606 on Consolidated Balance Sheet

The cumulative effect of the changes made to the Company’s February 3, 2018 balance sheet for the adoption of the standard update was as follows (in thousands):

	Balance as of February 3, 2018	Adjustment for new Standard	Balance as of February 4, 2018
Prepaid expenses and other current assets	$81,972	$7,820	$89,792
Accrued expenses and other current liabilities	495,767	16,645	512,412
Deferred income taxes	57,074	(2,463)	54,611
Accumulated deficit	(1,036,012)	(6,362)	(1,042,374)

The impact of the adoption of the standards update on the Company’s Consolidated Balance Sheet as of August 4, 2018 was as follows (in thousands):

	As of August 4, 2018,
	As Reported	Balance without adoption	Effect of change
Prepaid expenses and other current assets	$69,116	$62,270	$6,846
Accrued expenses and other current liabilities	473,500	457,531	15,969
Deferred income taxes	52,988	55,586	(2,598)
Accumulated deficit	(1,033,851)	(1,027,325)	(6,526)